Other noncurrent assets	12 Months Ended
Dec. 31, 2019
Other Assets, Noncurrent [Abstract]
Other noncurrent assets	Other noncurrent assets consisted of noncurrent deposits. Deposits are primarily made up of rental deposits on the premises rented by the Group.